U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



1.   Name and address of issuer:

     The Commerce Funds
     4900 Sears Tower
     Chicago, Illinois 60606

2. Name of each series or class of funds for which this notice is filed:

     The Short-Term Government Fund
     The Bond Fund
     The Balanced Fund
     The Growth Fund
     The Aggressive Growth Fund
     The International Equity Fund
     The National Tax-Free Bond Fund
     The Missouri Tax-Free Bond Fund

3.   Investment Company Act File Number:  811-8598

     Securities Act File Number:  33-80966



4.   Last day of fiscal year for which this notice is filed:

     October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [  ]



6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable (see Instruction A.6):

     N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     N/A

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     N/A

9. Number and aggregate sale price of securities sold during the fiscal year:

                                        Dollars        Shares
                                        -------        ------
     The Short-Term Government Fund    $ 29,527,257    1,615,040
     The Bond Fund                      109,074,684    5,978,187
     The Balanced Fund                   51,764,676    2,769,352
     The Growth Fund                    134,709,938    7,111,443
     The Aggressive Growth Fund          38,125,037    1,805,561
     The International Equity Fund       23,597,808    1,301,494
     The National Tax-Free Bond Fund     11,046,016      607,436
     The Missouri Tax-Free Bond Fund      9,357,110      514,879
                                        -----------    ---------
     Total                              407,202,526   21,703,392

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

                                        Dollars        Shares
                                        -------        ------
     The Short-Term Government Fund    $ 29,527,257    1,615,040
     The Bond Fund                      109,074,684    5,978,187
     The Balanced Fund                   51,764,676    2,769,352
     The Growth Fund                    134,709,938    7,111,443
     The Aggressive Growth Fund          38,125,037    1,805,561
     The International Equity Fund       23,597,808    1,301,494
     The National Tax-Free Bond Fund     11,046,016      607,436
     The Missouri Tax-Free Bond Fund      9,357,110      514,879
                                        -----------    ---------
     Total                              407,202,526   21,703,392

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                        Dollars        Shares
                                        -------        ------
     The Short-Term Government Fund    $  916,748       49,473
     The Bond Fund                      4,978,504      263,196
     The Balanced Fund                  1,089,482       53,465
     The Growth Fund                      821,867       37,669
     The Aggressive Growth Fund                76            4

     The International Equity Fund          7,832          435
     The National Tax-Free Bond Fund        8,485          463
     The Missouri Tax-Free Bond Fund       17,030          934
                                        ---------      -------
     Total                              7,840,024      405,639


12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):  $407,202,526
                                                  ----------------

    (ii)  Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):    +  7,840,024
                                                  ----------------

  (iii)   Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable):                        - 84,729,155**
                                                  ----------------

   (iv)   Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):             + N/A
                                                  ----------------

    (v)   Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 (line (i), plus
          line (ii), less line (iii), plus line
          (iv) (if applicable):                   $ 330,313,395
                                                  ----------------

   (vi)   Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                       x 1/50 of 1%
                                                  ----------------

  (vii)   Fee due (line (i) or line (v)
          multiplied by line (vi)):               $    66,063
                                                  ----------------

Instruction:   Issuers should complete lines (ii), (iii), (iv),
               and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
               See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CPR
     202.3a).

                                                            [X]

     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:

     November 15, 1995



                                SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*
                              -----------------------------------
                              Scott M. Gilman, Assistant Secretary
                              -----------------------------------

     Date  November 15, 1995
          -------------------------


     *Please print the name and title of the signing officer below the signature.





     **                                 Price of       Number of
                                        Shares         Shares
                                        Redeemed or    Redeemed or
                                        Repurchased    Repurchased
                                        -----------    -----------
     The Short-Term Government Fund    $(10,978,024)   (  591,004)
     The Bond Fund                      (22,851,201)   (1,217,095)
     The Balanced Fund                  (12,573,317)   (  636,363)
     The Growth Fund                    (30,477,638)   (1,406,517)
     The Aggressive Growth Fund         ( 3,604,968)   (  158,482)
     The International Equity Fund      ( 3,108,104)   (  174,747)
     The National Tax-Free Bond Fund    (   539,915)   (   29,679)
     The Missouri Tax-Free Bond Fund    (   595,988)   (   32,774)
                                        ------------   -----------
     Total                              (84,729,155)   (4,246,661)